Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Miscellaneous non-current liabilities [abstract]
Summary of Other Liabilities

	September 30,	December 31,
As at	2024	2023
Renewable Volume Obligation, Net (1)	422	397
Pension and Other Post-Employment Benefit Plan	271	276
Provision for West White Rose Expansion Project	83	156
Provisions for Onerous and Unfavourable Contracts	65	72
Employee Long-Term Incentives	90	100
Drilling Provisions	3	25
Other	168	157
	1,102	1,183
(1)The gross amounts of the renewable volume obligation and renewable identification numbers asset were $530 million and $108 million, respectively (December 31, 2023 – $785 million and $388 million, respectively)